INCOME TAXES (RESTATED) (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets

Tax effects of temporary differences that give rise to significant portions of the deferred tax assets at December 31, 2013 and 2012 are presented below:

	Year Ended December 31,
	2013	2012
Net operating losses carryforwards	$318,700	$69,000
Less: valuation allowance	(318,700)	(69,000)
Deferred tax assets, net	$-	$-